Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Lease Commitments

Future minimum lease commitments at March 31, 2019 were as follows:

Year ending December 31,	Operating Leases
2019 (excluding the three months ended March 31, 2019)	$94,971
2020	81,919
2021	36,365
2022 and thereafter	53,200
Total lease payments	266,456
Less imputed interest	(46,949)
Total	$219,507

The future minimum operating lease payments are as follows:
Years ending December 31,
2019	162,716
2020	73,516
2021	31,481
Thereafter	48,197
Total	$315,910

Schedule of Supplemental Cash Flow Information

Supplemental cash flow information related to leases was as follows:

Three Months Ended March 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating activities - operating leases	$19,916
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	$17,066